Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted income (loss) per ordinary share for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Numerator:
Net income (loss) attributable to ordinary shareholders	$83,980	$(241,217)	$(660,588)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	12,000,000	12,000,000	12,721,233
Net income (loss) per share – basic and diluted	$0.007	$(0.020)	$(0.052)